Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Event
Subsequent Event

20. Subsequent Event

Starting in January 2020, the outbreak of COVID-19 has impacted our staff, suppliers and customers. The outbreak of COVID-19 is a new emerging risk. The outbreak led to certain impact to the operation of our business especially the delay or cancellation of offline events and offline training as well as the curtailment of advertising expenditures by certain customers, which adversely affected the financial results of the Group,including but not limited to negative impact to the Company’s total revenues and slower collection of receivables and potential additional allowance for doubtful accounts or impairment to the Company’s long-term assets. However, the enterprise value-added services remained steady with the continuous efforts the Group put into since early 2019. The business and financial position of certain of our customers have also been affected. The Group has attempted to carry out necessary measures to control its costs and keep our staff in safety and will pay close attention to the development of the COVID-19 outbreak and evaluate its impact on the financial position and operation results of the Group.